Income Taxes Relating to Continuing Operations	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
INCOME TAXES RELATING TO CONTINUING OPERATIONS	INCOME TAXES RELATING TO CONTINUING OPERATIONS
a.Income tax (benefit) expense recognized in profit or loss
Major components of income tax (benefit) expense are as follows:

	For the Year Ended December 31
	2021	2020	2019
Current tax
In respect of the current year	$—	$(1,063)	$1,014
Deferred tax	—	—	—
Income tax (benefit) expense recognized in profit or loss	$—	$(1,063)	$1,014
A reconciliation of accounting loss and income tax (benefit) expense is as follows:

	For the Year Ended December 31
	2021	2020	2019
Loss before tax	$(67,362)	$(50,343)	$(12,074)
Income tax benefit calculated	$(14,913)	$(9,634)	$(2,692)
Nondeductible expenses in determining taxable income	990	82	38
Income tax on unappropriated earnings	—	—	1,014
Adjustments in respect of prior year	—	(1,063)	—
Unrecognized loss carryforwards and deductible temporary differences	13,923	9,552	2,654
Income tax (benefit) expense recognized in profit or loss	$—	$(1,063)	$1,014
The applicable corporate income tax rate applied by the Company for those entities in the ROC is 20%, while the tax rate for unappropriated earnings is 5%. Income tax on unappropriated earnings is accrued in the year the earnings arise and adjusted to the extent that the unappropriated earnings are distributed in the following year. The earning generated from 2019 was qualified for tax deduction under Statute of Industrial Innovation of ROC, therefore, the income tax accrued on unappropriated earnings in 2019 was fully reversed in 2020. Tax rates used by other group entities operating in other jurisdictions are based on the tax laws in those jurisdictions.
b.Current tax assets and liabilities

	December 31
	2021	2020
Current tax assets
Tax refund receivable	$31	$37
c.Deductible temporary differences and unused loss carryforwards for which no deferred tax assets have been recognized in the consolidated balance sheets were as follows:

	December 31
	2021	2020
Loss carryforwards
Expire in 2024	$919	$905
Expire in 2025	10,946	43,405
Expire in 2026	63,112	72,961
Expire in 2027	43,239	42,593
Expire in 2028	75,818	74,684
Expire in 2029	24,429	24,063
Expire in 2030	36,086	36,525
Expire in 2031	41,987	—
	$296,536	$295,136

Deductible temporary differences	$63,728	$56,865
d.Income tax assessments
The income tax returns of Gogoro Taiwan Limited, Gogoro Taiwan Sales and Service Limited and Gogoro Network Taiwan Branch for the years through 2020 have been assessed and approved by the tax authority. The income tax returns of GoShare Taiwan Limited for the years through 2019 have been assessed and approved by the tax authority.